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                                                            [METLIFE LETTERHEAD]



MetLife Life and Annuity Company of Connecticut
One Cityplace
185 Asylum Street, 3CP
Hartford, CT  06103-3415

May 3, 2007

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        Re:  MetLife Life and Annuity Company of Connecticut
             MetLife Life and Annuity Company Variable
             Annuity Separate Account 2002
             File No. 333-100434/811-21221
             Vintage Access, Portfolio Architect Access, Scudder Advocate Advisor and Scudder Advocate Advisor - ST1 Variable Annuity Rule 497(j) Certification
             -------------------------------------------------------------

Commissioners:

On behalf of MetLife Life and Annuity Company of Connecticut (the "Company") and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") each dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 27, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

/s/ John B. Towers
John B. Towers
Counsel
Metropolitan Life Insurance Company